LEASE OBLIGATIONS	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASE OBLIGATIONS	LEASE OBLIGATIONS
The Group has entered into leases agreements for the rental of premises, rolling stock and equipment. The leases have an initial term of 1 to 40 years and some have a renewal option after their initial term. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	—	60,508,354
Additions	26,550,058	639,610	9,052,280	36,241,948
Modifications	(2,121,635)	(28,719)	—	(2,150,354)
Depreciation expense	(5,923,357)	(310,838)	(343,136)	(6,577,331)
Foreign currency translation adjustment	183,551	211	—	183,762
Balance at September 30, 2023	78,063,748	1,433,487	8,709,144	88,206,379

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2022	60,297,423	604,939	—	60,902,362
Additions	6,661,404	740,287	—	7,401,691
Modifications	(450,567)	10,670	—	(439,897)
Depreciation expense	(6,497,931)	(186,833)	—	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	—	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	—	60,508,354
On February 2, 2023, the Group completed a sale-leaseback transaction with BTB Real Estate Investment Trust for its battery manufacturing building located in Mirabel, Quebec for a total sale price of $20,909,566 (CA$28,000,000), and net proceeds of $20,506,589 after the deduction of selling and legal fees of $484,994. The sale of the building resulted in a difference between the carrying value and net proceeds of $3,306,755 which was recognized as an increase to the right of use asset related to the lease agreement entered into with BTB Real Estate Investment Trust for the Mirabel battery manufacturing building concurrent with the sale, which has an initial 20-year term and subsequent renewal options.
4 - LEASE OBLIGATIONS (CONTINUED)
Right-of-use assets (continued)
Depreciation was recognized as follows :

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$
Cost of sales	1,944,419	335,811	4,352,895	1,025,664
Administrative expenses	135,268	69,647	349,167	209,311
Selling expenses	312,936	454,354	976,415	1,338,175
Capitalized to property, plant and equipment	137,459	815,937	898,854	2,402,454
	2,530,082	1,675,749	6,577,331	4,975,604
Lease liabilities

$
Balance at January 1, 2023	63,520,215
Additions	32,935,193
Lease payments	(4,427,228)
Modifications	(2,114,480)
Foreign currency translation adjustment	39,416
Balance at September 30, 2023	89,953,116
Current portion	7,540,286
Non-current portion	82,412,830

Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modifications	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032